Unaudited Condensed Consolidated Statement of Operations - USD ($)		3 Months Ended			12 Months Ended
	Dec. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2024
General and administrative expenses		$ 38,904
Loss from operations	$ (890)	(38,904)
Other income:
Net (loss) income	$ (890)	$ (38,904)
Weighted average shares of common stock outstanding, basic (in Shares)	1,000	1,000
Weighted average shares diluted (in Shares)	1,000	1,000
Weighted average shares outstanding basic (in Shares)	1,000	1,000
Basic net (loss) income per ordinary share (in Dollars per share)	$ (0.89)	$ (38.9)
Diluted net (loss) income per ordinary share (in Dollars per share)	$ (0.89)	$ (38.9)
Operating expenses	$ 890
COLOMBIER ACQUISITION CORP. II [Member]
General and administrative expenses		$ 1,909,086	$ 568,619	$ 441,961	$ 3,019,794
Loss from operations		(1,909,086)	(568,619)	(441,961)	(3,019,794)
Other income:
Interest earned on marketable securities held in Trust Account		1,860,128	2,228,698	856,457	8,778,260
Total other income, net		1,860,128	2,228,698	856,457	8,778,260
Net (loss) income		$ (48,958)	$ 1,660,079	$ 414,496	$ 5,758,466
Class A Ordinary Shares | COLOMBIER ACQUISITION CORP. II [Member]
Other income:
Weighted average shares of common stock outstanding, basic (in Shares)		17,000,000	17,000,000	6,621,053	17,000,000
Weighted average shares diluted (in Shares)		17,000,000	17,000,000		17,000,000
Weighted average shares outstanding basic (in Shares)		17,000,000	17,000,000	6,621,053	17,000,000
Basic net (loss) income per ordinary share (in Dollars per share)		$ 0	$ 0.08	$ 0.04	$ 0.27
Diluted net (loss) income per ordinary share (in Dollars per share)		$ 0	$ 0.08	$ 0.04	$ 0.27
Class B Ordinary Shares | COLOMBIER ACQUISITION CORP. II [Member]
Other income:
Weighted average shares of common stock outstanding, basic (in Shares)		4,250,000	4,250,000	3,944,737	4,250,000
Weighted average shares diluted (in Shares)		4,250,000	4,250,000		4,250,000
Weighted average shares outstanding basic (in Shares)		4,250,000	4,250,000	3,944,737	4,250,000
Basic net (loss) income per ordinary share (in Dollars per share)		$ 0	$ 0.08	$ 0.04	$ 0.27
Diluted net (loss) income per ordinary share (in Dollars per share)		$ 0	$ 0.08	$ 0.04	$ 0.27